Financial instruments and risk management - Sensitivity Analysis (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Derivative [Line Items]
Point increase in rates (before impact of interest rate cap) (percent)	1.00%
Point increase in rates (after impact of interest rate cap) (percent)	1.00%
Amount	$ 5,083
Impact of 1% point increase in rates (after impact of interest rate cap)	1
Floating rate debt obligations
Derivative [Line Items]
Amount	6,317
Impact of 1% point increase in rates (after impact of interest rate cap)	21
Floating rate debt obligations | Senior Credit Facilities
Derivative [Line Items]
Amount	5,662
Impact of 1% point increase in rates (before impact of interest rate cap)	57
Less: impact of LIBOR CAP	(42)
Impact of 1% point increase in rates (after impact of interest rate cap)	15
Floating rate debt obligations | Senior Credit Facilities | Hedged
Derivative [Line Items]
Amount	4,500
Impact of 1% point increase in rates (before impact of interest rate cap)	45
Less: impact of LIBOR CAP	(42)
Impact of 1% point increase in rates (after impact of interest rate cap)	3
Floating rate debt obligations | Senior Credit Facilities | Not hedged
Derivative [Line Items]
Amount	1,162
Impact of 1% point increase in rates (before impact of interest rate cap)	12
Less: impact of LIBOR CAP	0
Impact of 1% point increase in rates (after impact of interest rate cap)	$ 12